Employee share scheme reserve - Summary of share options outstanding (Details)	12 Months Ended
	Dec. 31, 2024 Options $ / shares	Dec. 31, 2023 Options $ / shares	Dec. 31, 2022 Options $ / shares
Employee share scheme reserve
Number of options | Options	246,303	106,304	434,203
Weighted average remaining contractual life (in years)	7 years 8 months 19 days	6 years 18 days	3 years 6 months 7 days
Bottom of range
Employee share scheme reserve
Range of exercise price	$ 0	$ 0	$ 0
Range of expiry dates	April 2027	April 2027	April 2027
Top of range
Employee share scheme reserve
Range of exercise price	$ 250	$ 250	$ 250
Range of expiry dates	June 2036	June 2036	June 2036